Property and Equipment (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 325,877	$ 236,962
Less: accumulated depreciation		(95,365)	(37,387)
Total property and equipment, net	$ 198,964	230,512	199,575
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		304,499	222,724
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 21,378	$ 14,238